Equity Instruments (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 113,000	$ 463,000	$ 380,000	$ 1,582,000	$ 2,502,000	$ 903,000
Unrecognized expense at June 30, 2017					$ 775,000
Weighted average remaining years to vest (in years)			1 year 4 months 13 days		1 year 9 months 22 days
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense						89,000
Selling, general and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense					$ 2,502,000	$ 814,000
Stock options [Member] | Selling, general and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	81,000	381,000	$ 276,000	1,425,000
Restricted Stock [Member] | Selling, general and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 32,000	$ 82,000	$ 104,000	$ 157,000